Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Derivative Instruments [Abstract]
Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at September 30, 2020

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$12,649	$(5,060)	$48,619	$(23,153)	$33,055
Grains	203,223	(12,135)	3,774	(173,656)	21,206
Interest rates	866,238	(210,063)	650	(1,666)	655,159
Livestock	5,270	-	1,760	(9,550)	(2,520)
Metals	254,886	(247,376)	151,536	(123,574)	35,472
Softs	23,154	(5,209)	14,110	(120)	31,935
Stock indices	365,533	(219,148)	46,167	(10,794)	181,758

Total futures contracts	1,730,953	(698,991)	266,616	(342,513)	956,065

Forward currency contracts	1,276,083	(2,412,904)	3,110,552	(1,236,433)	737,298

Total futures and
forward currency contracts	$3,007,036	$(3,111,895)	$3,377,168	$(1,578,946)	$1,693,363

Fair Value of Futures and Forward Currency Contracts at December 31, 2019

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$348,898	$(108,408)	$80,510	$(1,760)	$319,240
Grains	19,772	(2,470)	5,713	(215,488)	(192,473)
Interest rates	16,237	(77,018)	584,181	(110,744)	412,656
Livestock	-	(260)	-	-	(260)
Metals	660,231	(265,791)	299,404	(385,702)	308,142
Softs	15,935	(1,375)	9,499	(24,195)	(136)
Stock indices	372,686	(301,069)	257,489	(32,252)	296,854

Total futures contracts	1,433,759	(756,391)	1,236,796	(770,141)	1,144,023

Forward currency contracts	3,542,752	(564,467)	518,649	(4,728,928)	(1,231,994)

Total futures and
forward currency contracts	$4,976,511	$(1,320,858)	$1,755,445	$(5,499,069)	$(87,971)

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Trading gains (losses) of futures and forward currency contracts for the three and nine months ended September 30, 2020 and 2019

	Three months ended:	Three months ended:	Nine months ended:	Nine months ended:
Sector	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Futures contracts:
Energies	$558,365	$(2,720,639)	$5,631,632	$(7,237,631)
Grains	(423,446)	666,787	396,644	2,042,448
Interest rates	(1,714,375)	486,712	(2,327,348)	8,779,195
Livestock	53,480	(173,010)	325,110	52,890
Metals	553,805	(256,472)	202,998	(765,131)
Softs	1,592	294,503	(249,480)	220,704
Stock indices	3,706,520	3,136,006	(25,464,460)	3,814,267

Total futures contracts	2,735,941	1,433,887	(21,484,904)	6,906,742

Forward currency contracts	1,954,539	402,925	3,544,867	(1,740,711)

Total futures and forward currency contracts	$4,690,480	$1,836,812	$(17,940,037)	$5,166,031

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

Average notional value by sector of futures and forward currency contracts for the nine months ended September 30, 2020 and 2019

	2020		2019
Sector	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$9,065,162	$6,645,287	$11,073,541	$16,940,836
Grains	4,405,628	4,579,697	2,337,575	10,163,165
Interest rates	204,308,385	56,458,853	176,134,579	144,795,016
Livestock	155,158	139,923	341,245	750,905
Metals	13,320,666	2,330,011	2,128,673	10,163,951
Softs	1,160,044	1,049,369	191,819	3,976,680
Stock indices	56,463,919	11,272,674	65,900,000	41,333,091

Total futures
contracts	288,878,962	82,475,814	258,107,432	228,123,644

Forward currency
contracts	44,334,282	24,289,289	34,390,969	85,220,199

Total average
notional	$333,213,244	$106,765,103	$292,498,401	$313,343,843

Offsetting Of Derivative Assets And Liabilities

Offsetting of derivative assets and liabilities at September 30, 2020

	Gross amounts of recognized assets	Gross amounts offset in the Statements of Financial Condition	Net amounts of assets presented in the Statements of Financial Condition
Assets
Futures contracts
Counterparty C	$639,622	$(201,325)	$438,297
Counterparty J	448,660	(58,344)	390,316
Counterparty L	898,388	(766,438)	131,950
Total futures contracts	1,986,670	(1,026,107)	960,563

Forward currency contracts
Counterparty G	2,046,074	(1,880,593)	165,481
Counterparty K	2,340,561	(1,768,744)	571,817
Total forward currency contracts	4,386,635	(3,649,337)	737,298

Total assets	$6,373,305	$(4,675,444)	$1,697,861
			(Continued)

	Gross amounts of recognized liabilities	Gross amounts offset in the Statements of Financial Condition	Net amounts of liabilities presented in the Statements of Financial Condition
Liabilities
Futures contracts
Counterparty I	$15,397	$(10,899)	$4,498

Total liabilities	$15,397	$(10,899)	$4,498
			(Concluded)

		Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net amounts of assets presented in the Statements of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$438,297	$-	$(438,297)	$-
Counterparty G	165,481	-	-	165,481
Counterparty J	390,316	-	(390,316)	-
Counterparty K	571,817	-	-	571,817
Counterparty L	131,950	-	(131,950)	-

Total	$1,697,861	$-	$(960,563)	$737,298

		Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net amounts of liabilities presented in the Statements of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount (4)

Counterparty I	$4,498	$-	$(4,498)	$-

Total	$4,498	$-	$(4,498)	$-

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets and liabilities presented in the Statements of Financial Condition for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of September 30, 2020.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of September 30, 2020.

Offsetting of derivative assets and liabilities at December 31, 2019

	Gross amounts of recognized assets	Gross amounts offset in the Statements of Financial Condition	Net amounts of assets presented in the Statements of Financial Condition
Assets
Futures contracts
Counterparty C	$714,978	$(353,946)	$361,032
Counterparty I	1,424,901	(963,483)	461,418
Counterparty J	530,676	(209,103)	321,573

Total assets	$2,670,555	$(1,526,532)	$1,144,023

	Gross amounts of recognized liabilities	Gross amounts offset in the Statements of Financial Condition	Net amounts of liabilities presented in the Statements of Financial Condition
Liabilities
Forward currency contracts
Counterparty G	$2,968,600	$(2,080,697)	$887,903
Counterparty K	2,324,795	(1,980,704)	344,091

Total liabilities	$5,293,395	$(4,061,401)	$1,231,994

		Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net amounts of assets presented in the Statements of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$361,032	$-	$(361,032)	$-
Counterparty I	461,418	-	(461,418)	-
Counterparty J	321,573	-	(321,573)	-

Total	$1,144,023	$-	$(1,144,023)	$-
				(continued)
		Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net amounts of liabilities presented in the Statements of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount (4)

Counterparty G	$887,903	$-	$(887,903)	$-
Counterparty K	344,091	-	(344,091)	-

Total	$1,231,994	$-	$(1,231,994)	$-
				(concluded)

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial
Condition for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2019.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2019.